Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	December 31,	December 31,
	2025	2024
Trade accounts receivable	$97,627	$356,105
Sales taxes and other taxes recoverable	1,301,319	14,432
Other receivables	1,031	—
	$1,399,977	$370,537